General and administrative expenses	12 Months Ended
Dec. 31, 2024
Disclosure of general and administrative expenses [Abstract]
General and administrative expenses
Note 7 – General and administrative expenses

	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	17,397	16,598	15,876	4,770
Professional services	2,675	2,471	2,366	733
Office maintenance	1,764	1,667	1,585	484
Depreciation and amortization	1,751	1,465	1,374	480
Vehicles	634	507	462	174
Share based payment expense	295	604	355	81
Communication	74	94	111	20
Bad and doubtful debts	(426)	(46)	42	(117)
Other	2,001	2,750	1,946	549
	26,165	26,110	24,117	7,174